EARNINGS (LOSS) PER SHARE - Basic earnings (losses) per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic earnings per share
Result of the year attributed to the controlling shareholders	R$ (2,817,518)	R$ 319,693	R$ 1,820,994
Weighted average number of shares in the year	1,361,264	1,105,826	1,106,297
Weighted average treasury shares	(12,042)	(12,333)	(14,597)
Weighted average number of outstanding shares	1,349,222	1,093,493	1,091,700
Basic loss per common share - RS	R$ (2.08825)	R$ 0.29236	R$ 1.66804